Related Parties - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jan. 31, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Interest expense on the loans from a shareholder	¥ 268,666	¥ 132,192	¥ 55,336
Amounts due to a related party	30,880	91,111
Purchases from related party	0	3,752	2,793
Rental income from a related party	306	534	40
Purchase of service from related parties	1,068	663	54
Disposal of long-term investments	0	165,000	0
Revenue from related parties	¥ 30,676,067	26,855,119	20,988,131
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]
Investment commitment	¥ 541,186	658,160
Dogotix [Member]
Related Party Transaction [Line Items]
Equity interest held				74.82%
Payments to acquire interest in subsidiaries and affiliates	344,019
Debt Securities [Member]
Related Party Transaction [Line Items]
Disposal of long-term investments	0	165,000	0
Operation Support Service [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	0	31,293	36,857
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Rental expenses to a shareholder	0	0	10,150
Purchases from related party		0	698
Rental income from a related party		55	862
Purchase of service from related parties	0	0	101
Revenue from related parties	1,172	2,167	140
Xiaopeng He [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Purchases from related party	14,823	20,210	2,300
Tao He [Member] | Variable Interest Entity VIE Activities [Member]
Related Party Transaction [Line Items]
Equity interest held						50.00%
Related Party [Member]
Related Party Transaction [Line Items]
Interest expense on the loans from a shareholder	2,402	1,021	¥ 0
Amounts due to a related party					¥ 61,663
Related Party [Member] | Cost of Sales [Member]
Related Party Transaction [Line Items]
Amount due from related parties	382	2,369
Related Party [Member] | Vice President [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	30,872	28,470
Related Party [Member] | Purchase Of Assets [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	978
Related Party [Member] | Operation Support Service [Member]
Related Party Transaction [Line Items]
Amount due from related parties	12,566	¥ 44,755
Principal Owner [Member]
Related Party Transaction [Line Items]
Other liabilities	¥ 8